Share capital (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Summary of share capital

	2022		2021
Voting common shares	Number of Shares	Total	Number of Shares	Total
Balance at January 1,	182,673,118	$3,225,326	174,931,381	$3,144,644
Shares issued upon exercise of share options	885,750	4,438	339,540	1,738
Shares issued on redemption of performance share units	528,166	2,256	514,010	1,202
Estimated fair value of share options exercised transferred from contributed surplus	—	1,787	—	684
Shares issued on acquisition of subsidiary	—	—	5,788,187	65,647
Shares issued upon exercise of warrants	19,037	213	—	—
Flow-through and other shares issued, net of issuance costs and premium	694,500	7,624	1,100,000	11,411
Balance at December 31,	184,800,571	$3,241,644	182,673,118	$3,225,326